UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00572

American Mutual Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Vincent P. Corti

American Mutual Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Eric A. S. Richards

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

From Capital Group

American Mutual Fund®

Semi-annual report for the six months ended April 30, 2013

American Mutual Fund strives for the balanced accomplishment of three objectives — current income, growth of capital and conservation of principal — through investments in companies that participate in the growth of the American economy.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2013 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	9.00%	5.43%	8.00%

The total annual fund operating expense ratio was 0.63% for Class A shares as of the prospectus dated January 1, 2013.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of May 31, 2013, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.02%. The fund’s 12-month distribution rate for Class A shares as of that date was 2.13%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 35.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Fellow investors:

The U.S. stock market posted strong gains for the six-month period ended April 30, 2013, as investors were heartened by the domestic economy’s ongoing improvement, continued monetary easing and generally strong growth in corporate earnings. Several market indexes hit record highs, including Standard & Poor’s 500 Composite Index and the Dow Jones Industrial Average, which surpassed the 15,000 mark in early May. Despite this fact, several concerns remained about U.S. economic growth and high unemployment, as well as large debt levels and budget deficits.

With the stock market rising sharply during the period, American Mutual Fund outpaced the index, posting a total return of 14.7%, compared with 14.4% for the unmanaged S&P 500, a broad measure of the U.S. stock market. AMF also has done better than the S&P 500 over the past 10 years; the fund has had an average annual total return of 8.2%, compared with the index’s 7.9% return. Over its 63-year lifetime, AMF has had an average annual total return of 11.7%, compared with 11.2% for the S&P 500.

AMF strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal. As a part of its overall approach, the fund seeks to reduce risk by investing primarily in companies that pay dividends. These companies have fared well in the strong market environment recently. It is somewhat unusual for AMF to outpace the S&P 500 during such times; the fund has typically done better than the market when stocks decline. Dividend-paying companies are usually less volatile than the overall market and hold their value better when it declines.

Portfolio review

Holdings in the industrials sector, which is now the fund’s largest at 14.6% of total assets, contributed to returns as transportation-oriented companies were helped by further signs of improvement in the U.S. economy. Railroad operators CSX and Norfolk Southern were among the biggest contributors in the sector. Waste Management and Republic Services continued to benefit from the ongoing recovery in the U.S. housing market as more homes are built and occupied.

Investments in the information technology and telecommunication services sectors also helped the fund, including its sixth-largest holding, Texas Instruments, and Verizon Communications, now the fund’s largest. Shares of Verizon rose more than 20% over the period as it explored the option of buying out Vodafone’s 45% ownership stake in Verizon Wireless, the company’s most profitable unit and the largest mobile service provider in the U.S.

The fund’s health care holdings continued to provide strong returns, especially Amgen, its second-largest holding. Shares of Amgen increased more than 20% in the period as the biotechnology firm reported positive financial results and encouraging clinical trial data. Another large holding, Abbott Laboratories, recently split into two companies: Abbott, whose focus is on medical products, and new firm AbbVie, which is composed of Abbott’s pharmaceuticals business. The fund has a larger investment in AbbVie — now its third-largest holding — as the company has a greater dividend yield, is well managed and has a strong drug pipeline.

American Mutual Fund	1

Among consumer-related holdings, some household products companies posted sharp gains, with Kimberly-Clark and Kellogg both up more than 25% over the period. Shares of toy maker Mattel also advanced amid strong market expectations for its product line-up in 2013. However, other consumer discretionary firms struggled: Garmin shares fell following weaker-than-expected earnings and guidance, as its GPS navigation devices faced rapidly increasing competition from new technology, such as smartphones. Several energy holdings, such as Encana and Royal Dutch Shell, also lagged as oil prices fell amid weak global demand.

Overall, the fund’s significant investments in higher yielding stocks helped it participate fully in the market’s rally. While some higher yielding sectors have seen their valuations increase quite a bit, we believe there are still plenty of attractively valued stocks to be found on the individual level. They may not be as easily identifiable, but we believe our strong research operation allows us to pinpoint those firms most likely to be able to increase their dividends rapidly, and to invest in them at attractive valuation levels.

Looking ahead

While the U.S. stock market has risen sharply, the underlying economy is still experiencing only modest expansion. GDP growth has been weak and the unemployment rate — though down from its peak — still remains high relative to prior economic cycles. Growth in consumer spending has been slow but fairly steady and consumer debt levels are reasonable by historic standards. However, the continuing uncertainty around public policy changes has made corporations generally cautious with their long-term spending plans. While politicians have made some progress addressing fiscal reform, more work remains to be done. The Federal Reserve has indicated that it will not raise interest rates any time soon, but its stance bears close monitoring.

Markets and economies rarely send perfectly clear signals about the future, but fundamental research can help deepen our understanding at both the micro and macro level. These extensive research efforts and the strong conviction behind each of our investment choices can truly make a difference for our investors. We are pleased to report that the number of shareholder accounts in AMF has increased by 5% from a year ago. We would like to welcome our new shareholders and thank our long-term investors for their continued support of our efforts on behalf of American Mutual Fund.

Cordially,

Joyce E. Gordon
Vice Chairman

Paul F. Roye
President

June 12, 2013

For current information about the fund, visit americanfunds.com.

2	American Mutual Fund

Summary investment portfolio April 30, 2013	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Industry sector diversification	Percent of net assets

Common stocks — 89.86%	Shares	Value (000)	Percent of net assets
Energy — 6.64%
BP PLC (ADR)	4,740,000	$206,664	.75%
Chevron Corp.	3,908,911	476,926	1.73
ConocoPhillips	3,317,900	200,567	.73
Royal Dutch Shell PLC, Class A (ADR)	2,924,700	198,792
Royal Dutch Shell PLC, Class B (ADR)	1,172,000	81,794	1.02
Other securities		661,115	2.41
		1,825,858	6.64

Materials — 3.92%
Dow Chemical Co.	13,196,400	447,490	1.63
Praxair, Inc.	2,065,624	236,101	.86
Other securities		394,338	1.43
		1,077,929	3.92

Industrials — 14.56%
CSX Corp.	11,869,000	291,859	1.06
Emerson Electric Co.	6,225,000	345,550	1.26
General Dynamics Corp.	4,083,000	301,979	1.10
General Electric Co.	10,860,000	242,069	.88
Union Pacific Corp.	1,879,300	278,061	1.01
United Parcel Service, Inc., Class B	4,692,300	402,787	1.46

American Mutual Fund	3

Common stocks	Shares	Value (000)	Percent of net assets
Industrials (continued)
United Technologies Corp.	4,147,274	$378,605	1.38%
Waste Management, Inc.	9,740,700	399,174	1.45
Other securities		1,362,088	4.96
		4,002,172	14.56

Consumer discretionary — 12.68%
Comcast Corp., Class A	7,937,400	327,815
Comcast Corp., Class A, special nonvoting shares	1,500,000	58,935	1.41
Darden Restaurants, Inc.	6,349,500	327,825	1.19
Home Depot, Inc.	11,050,000	810,517	2.95
Johnson Controls, Inc.	6,026,320	210,981	.77
Mattel, Inc.	7,951,797	363,079	1.32
Time Warner Cable Inc.	2,874,002	269,840	.98
Time Warner Inc.	4,696,325	280,746	1.02
Williams-Sonoma, Inc.	4,715,000	253,101	.92
Other securities		583,322	2.12
		3,486,161	12.68

Consumer staples — 5.39%
Kellogg Co.	3,175,488	206,534	.75
Kimberly-Clark Corp.	2,140,000	220,826	.80
Kraft Foods Group, Inc.	3,829,766	197,195	.72
Mondelez International, Inc.	10,823,300	340,393	1.24
Other securities		515,476	1.88
		1,480,424	5.39

Health care — 13.23%
AbbVie Inc.	17,917,000	825,078	3.00
Amgen Inc.	8,810,748	918,168	3.34
Bristol-Myers Squibb Co.	7,000,000	278,040	1.01
Johnson & Johnson	2,745,000	233,956	.85
Merck & Co., Inc.	5,452,185	256,253	.93
Novartis AG (ADR)	3,014,000	222,313	.81
Pfizer Inc	8,210,000	238,665	.87
Other securities		664,338	2.42
		3,636,811	13.23

4	American Mutual Fund

Common stocks	Shares	Value (000)	Percent of net assets
Financials — 7.16%
Arthur J. Gallagher & Co.	5,110,048	$216,922	.79%
JPMorgan Chase & Co.	3,025,000	148,255	.54
NYSE Euronext	7,691,805	298,519	1.09
Principal Financial Group, Inc.	7,567,000	273,169	.99
Wells Fargo & Co.	2,790,000	105,964	.39
Other securities		923,642	3.36
		1,966,471	7.16

Information technology — 8.87%
Maxim Integrated Products, Inc.	9,466,400	292,796	1.06
Microsoft Corp.	18,883,598	625,047	2.27
Oracle Corp.	6,923,000	226,936	.83
Texas Instruments Inc.	14,873,811	538,581	1.96
Other securities		755,531	2.75
		2,438,891	8.87

Telecommunication services — 5.12%
AT&T Inc.	8,093,900	303,198	1.10
Verizon Communications Inc.	18,873,900	1,017,492	3.70
Other securities		87,281	.32
		1,407,971	5.12

Utilities — 7.35%
Duke Energy Corp.	5,046,180	379,473	1.38
Exelon Corp.	5,158,720	193,503	.70
FirstEnergy Corp.	8,288,918	386,263	1.41
PG&E Corp.	7,640,000	370,082	1.35
Other securities		690,350	2.51
		2,019,671	7.35

Miscellaneous — 4.94%
Other common stocks in initial period of acquisition		1,357,444	4.94

Total common stocks (cost: $17,993,984,000)		24,699,803	89.86

American Mutual Fund	5

Preferred stocks — 0.04%		Value (000)	Percent of net assets
Financials — 0.04%
Other securities		$11,595	.04%

Total preferred stocks (cost: $10,004,000)		11,595	.04

Convertible securities — 0.13%
Utilities — 0.13%
Other securities		35,070	.13

Total convertible securities (cost: $30,949,000)		35,070	.13

Bonds & notes — 2.07%	Principal amount (000)
Financials — 1.41%
JPMorgan Chase & Co. 4.75%–7.90% 2013[1]	$128,654	149,214	.54
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[1]	131,826	153,000	.56
Other securities		85,022	.31
		387,236	1.41

Telecommunication services — 0.09%
Verizon Communications Inc. 5.55%–8.50% 2014–2018	20,000	25,306	.09

Mortgage-backed obligations[2] — 0.05%
Fannie Mae 4.00%–4.50% 2024	12,230	13,088	.05

Federal agency bonds & notes — 0.10%
Fannie Mae 2.50% 2014	25,775	26,378	.10

Other — 0.42%
Other securities		115,459	.42

Total bonds & notes (cost: $481,381,000)		567,467	2.07

6	American Mutual Fund

Short-term securities — 7.41%	Principal amount (000)	Value (000)	Percent of net assets
Chariot Funding, LLC 0.12%–0.18% due 5/9–6/26/2013[3]	$24,900	$24,898	.09%
Chevron Corp. 0.11% due 6/3/2013[3]	29,700	29,697	.11
Fannie Mae 0.075%–0.145% due 7/1–10/1/2013	446,400	446,297	1.62
Federal Home Loan Bank 0.082%–0.17% due 5/3–10/9/2013	358,480	358,428	1.30
Jupiter Securitization Co., LLC 0.17%–0.19% due 5/3–5/28/2013[3]	59,500	59,495	.22
Merck & Co. Inc. 0.10% due 6/17/2013[3]	96,700	96,687	.35
U.S. Treasury Bills 0.105%–0.195% due 7/18–8/22/2013	210,400	210,370	.77
Wells Fargo & Co. 0.13%–0.17% due 5/15–6/6/2013	115,300	115,285	.42
Other securities		695,792	2.53

Total short-term securities (cost: $2,036,788,000)		2,036,949	7.41
Total investment securities (cost: $20,553,106,000)		27,350,884	99.51
Other assets less liabilities		135,220	.49

Net assets		$27,486,104	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Coupon rate may change periodically.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $534,787,000, which represented 1.95% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Mutual Fund	7

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2013	(dollars in thousands)

Assets:
Investment securities, at value (cost: $20,553,106)		$27,350,884
Cash		5,565
Receivables for:
Sales of investments	$134,865
Sales of fund’s shares	43,783
Dividends and interest	52,405	231,053
		27,587,502
Liabilities:
Payables for:
Purchases of investments	54,261
Repurchases of fund’s shares	28,780
Investment advisory services	5,475
Services provided by related parties	10,402
Trustees’ deferred compensation	2,406
Other	74	101,398
Net assets at April 30, 2013		$27,486,104

Net assets consist of:
Capital paid in on shares of beneficial interest		$20,367,435
Undistributed net investment income		40,801
Undistributed net realized gain		280,069
Net unrealized appreciation		6,797,799
Net assets at April 30, 2013		$27,486,104

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized (859,172 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$17,913,375	559,422	$32.02
Class B	173,424	5,458	31.78
Class C	970,206	30,643	31.66
Class F-1	1,212,807	38,002	31.91
Class F-2	1,164,588	36,373	32.02
Class 529-A	553,768	17,325	31.96
Class 529-B	17,532	550	31.86
Class 529-C	146,774	4,613	31.81
Class 529-E	29,192	916	31.86
Class 529-F-1	39,377	1,230	32.00
Class R-1	62,385	1,965	31.75
Class R-2	224,920	7,089	31.73
Class R-3	603,939	18,977	31.82
Class R-4	660,117	20,669	31.94
Class R-5	384,505	12,007	32.02
Class R-6	3,329,195	103,933	32.03

See Notes to Financial Statements

8	American Mutual Fund

Statement of operations	unaudited
for the six months ended April 30, 2013	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,416)	$340,009
Interest	20,991	$361,000

Fees and expenses*:
Investment advisory services	30,464
Distribution services	30,022
Transfer agent services	12,813
Administrative services	2,792
Reports to shareholders	491
Registration statement and prospectus	602
Trustees’ compensation	426
Auditing and legal	29
Custodian	33
State and local taxes	57
Other	457	78,186
Net investment income		282,814

Net realized gain and unrealized appreciation on investments and currency:
Net realized gain (loss) on:
Investments	368,300
Currency transactions	(46)	368,254
Net unrealized appreciation on:
Investments	2,790,402
Currency translations	31	2,790,433
Net realized gain and unrealized appreciation on investments and currency		3,158,687

Net increase in net assets resulting from operations		$3,441,501

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

American Mutual Fund	9

Statements of changes in net assets
(dollars in thousands)

	Six months ended	Year ended
	April 30, 2013*	October 31, 2012
Operations:
Net investment income	$282,814	$502,086
Net realized gain on investments and currency transactions	368,254	579,683
Net unrealized appreciation on investments and currency translations	2,790,433	1,613,630
Net increase in net assets resulting from operations	3,441,501	2,695,399

Dividends paid to shareholders from net investment income	(302,468)	(505,472)

Net capital share transactions	1,653,010	1,938,363

Total increase in net assets	4,792,043	4,128,290

Net assets:
Beginning of period	22,694,061	18,565,771
End of period (including undistributed net investment income: $40,801 and $60,455, respectively)	$27,486,104	$22,694,061

*Unaudited.

See Notes to Financial Statements

10	American Mutual Fund

Notes to financial statements

unaudited

1. Organization

American Mutual Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives — current income, growth of capital and conservation of principal — through investments in companies that participate in the growth of the American economy.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

American Mutual Fund	11

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

12	American Mutual Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

American Mutual Fund	13

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes

14	American Mutual Fund

to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$1,825,858	$—	$—	$1,825,858
Materials	1,077,929	—	—	1,077,929
Industrials	4,002,172	—	—	4,002,172
Consumer discretionary	3,486,161	—	—	3,486,161
Consumer staples	1,480,424	—	—	1,480,424
Health care	3,636,811	—	—	3,636,811
Financials	1,966,471	—	—	1,966,471
Information technology	2,438,891	—	—	2,438,891
Telecommunication services	1,407,971	—	—	1,407,971
Utilities	2,019,671	—	—	2,019,671
Miscellaneous	1,357,444	—	—	1,357,444
Preferred stocks	11,595	—	—	11,595
Convertible securities	35,070	—	—	35,070
Bonds & notes	—	567,467	—	567,467
Short-term securities	—	2,036,949	—	2,036,949
Total	$24,746,468	$2,604,416	$—	$27,350,884

American Mutual Fund	15

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

16	American Mutual Fund

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008 and by state tax authorities for tax years before 2007.

Non-U.S. taxation — Dividend income is recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2012, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$63,951
Capital loss carryforward expiring 2017*	(148,433)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

American Mutual Fund	17

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after October 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$6,989,276
Gross unrealized depreciation on investment securities	(133,661)
Net unrealized appreciation on investment securities	6,855,615
Cost of investment securities	20,495,269

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Six months ended	Year ended
Share class	April 30, 2013	October 31, 2012
Class A	$203,056	$363,482
Class B	1,537	4,032
Class C	7,609	13,641
Class F-1	13,124	21,418
Class F-2	16,356	23,826
Class 529-A	5,990	10,187
Class 529-B	140	350
Class 529-C	1,095	1,861
Class 529-E	289	492
Class 529-F-1	451	703
Class R-1	483	809
Class R-2	1,753	3,091
Class R-3	5,927	10,148
Class R-4	6,566	8,936
Class R-5	4,734	8,402
Class R-6	33,358	34,094
Total	$302,468	$505,472

18	American Mutual Fund

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.384% on the first $1 billion of daily net assets and decreasing to 0.225% on such assets in excess of $21 billion. For the six months ended April 30, 2013, the investment advisory services fee was $30,464,000, which was equivalent to an annualized rate of 0.250% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of April 30, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

American Mutual Fund	19

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

20	American Mutual Fund

Class-specific expenses under the agreements described on the previous page for the six months ended April 30, 2013, were as follows (dollars in thousands):

	Distribution	Transfer agent	Administrative	529 plan
Share class	services	services	services	services
Class A	$18,961	$9,279	$813	Not applicable
Class B	898	113	Not applicable	Not applicable
Class C	4,395	519	220	Not applicable
Class F-1	1,339	620	268	Not applicable
Class F-2	Not applicable	793	315	Not applicable
Class 529-A	548	228	125	$245
Class 529-B	88	10	4	9
Class 529-C	659	66	33	65
Class 529-E	66	8	7	13
Class 529-F-1	—	16	9	17
Class R-1	286	41	14	Not applicable
Class R-2	751	355	50	Not applicable
Class R-3	1,357	423	136	Not applicable
Class R-4	674	251	135	Not applicable
Class R-5	Not applicable	86	86	Not applicable
Class R-6	Not applicable	5	577	Not applicable
Total class-specific expenses	$30,022	$12,813	$2,792	$349

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $426,000, shown on the accompanying financial statements, includes $224,000 in current fees (either paid in cash or deferred) and a net increase of $202,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

American Mutual Fund	21

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2013

Class A	$1,080,773	36,379	$195,198	6,599	$(1,117,712)	(38,081)	$158,259	4,897
Class B	4,612	157	1,526	52	(50,945)	(1,735)	(44,807)	(1,526)
Class C	96,631	3,278	7,442	255	(99,164)	(3,398)	4,909	135
Class F-1	210,952	7,159	12,710	431	(148,817)	(5,073)	74,845	2,517
Class F-2	303,073	10,344	15,453	524	(511,320)	(16,855)	(192,794)	(5,987)
Class 529-A	47,635	1,617	5,988	203	(36,544)	(1,245)	17,079	575
Class 529-B	361	12	140	5	(4,565)	(156)	(4,064)	(139)
Class 529-C	13,150	448	1,095	37	(10,825)	(370)	3,420	115
Class 529-E	2,367	81	289	10	(2,381)	(82)	275	9
Class 529-F-1	6,085	206	451	15	(3,461)	(119)	3,075	102
Class R-1	7,861	266	481	17	(10,873)	(375)	(2,531)	(92)
Class R-2	34,208	1,161	1,751	60	(32,154)	(1,103)	3,805	118
Class R-3	93,812	3,200	5,904	200	(83,446)	(2,865)	16,270	535
Class R-4	168,825	5,615	6,565	222	(72,621)	(2,449)	102,769	3,388
Class R-5	71,720	2,455	4,734	160	(47,565)	(1,608)	28,889	1,007
Class R-6	1,524,786	51,356	33,158	1,111	(74,333)	(2,473)	1,483,611	49,994
Total net increase (decrease)	$3,666,851	123,734	$292,885	9,901	$(2,306,726)	(77,987)	$1,653,010	55,648

Year ended October 31, 2012

Class A	$2,098,624	77,767	$347,797	12,836	$(1,878,216)	(69,353)	$568,205	21,250
Class B	15,367	579	3,985	149	(124,421)	(4,651)	(105,069)	(3,923)
Class C	190,408	7,119	13,252	495	(171,965)	(6,424)	31,695	1,190
Class F-1	353,285	13,082	20,950	775	(209,028)	(7,744)	165,207	6,113
Class F-2	713,401	26,609	22,183	813	(173,535)	(6,388)	562,049	21,034
Class 529-A	95,642	3,556	10,184	376	(51,137)	(1,893)	54,689	2,039
Class 529-B	1,588	60	350	13	(10,381)	(388)	(8,443)	(315)
Class 529-C	28,486	1,065	1,861	69	(17,855)	(665)	12,492	469
Class 529-E	6,216	233	492	18	(3,218)	(119)	3,490	132
Class 529-F-1	9,428	349	703	26	(3,219)	(119)	6,912	256
Class R-1	30,015	1,124	806	30	(12,750)	(469)	18,071	685
Class R-2	63,219	2,359	3,082	115	(57,274)	(2,134)	9,027	340
Class R-3	194,885	7,250	10,143	376	(146,339)	(5,412)	58,689	2,214
Class R-4	277,844	10,254	8,931	329	(109,166)	(4,036)	177,609	6,547
Class R-5	119,495	4,430	8,395	309	(104,604)	(3,785)	23,286	954
Class R-6	436,598	15,896	33,923	1,249	(110,067)	(4,038)	360,454	13,107
Total net increase (decrease)	$4,634,501	171,732	$487,037	17,978	$(3,183,175)	(117,618)	$1,938,363	72,092

*	Includes exchanges between share classes of the fund.

22	American Mutual Fund

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,085,841,000 and $2,533,758,000, respectively, during the six months ended April 30, 2013.

American Mutual Fund	23

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 4/30/2013[4,5]	$28.27	$.34	$3.78	$4.12
	Year ended 10/31/2012	25.41	.66	2.87	3.53
	Year ended 10/31/2011	24.38	.66	1.00	1.66
	Year ended 10/31/2010	21.57	.62	2.86	3.48
	Year ended 10/31/2009	20.20	.59	1.56	2.15
	Year ended 10/31/2008	31.29	.60	(9.76)	(9.16)
Class B:	Six months ended 4/30/2013[4,5]	28.05	.23	3.75	3.98
	Year ended 10/31/2012	25.21	.46	2.83	3.29
	Year ended 10/31/2011	24.19	.46	.99	1.45
	Year ended 10/31/2010	21.41	.44	2.83	3.27
	Year ended 10/31/2009	20.05	.44	1.56	2.00
	Year ended 10/31/2008	31.06	.40	(9.69)	(9.29)
Class C:	Six months ended 4/30/2013[4,5]	27.96	.22	3.73	3.95
	Year ended 10/31/2012	25.14	.44	2.84	3.28
	Year ended 10/31/2011	24.13	.44	1.00	1.44
	Year ended 10/31/2010	21.36	.43	2.82	3.25
	Year ended 10/31/2009	20.01	.43	1.55	1.98
	Year ended 10/31/2008	31.00	.38	(9.66)	(9.28)
Class F-1:	Six months ended 4/30/2013[4,5]	28.18	.33	3.76	4.09
	Year ended 10/31/2012	25.33	.65	2.86	3.51
	Year ended 10/31/2011	24.31	.64	1.00	1.64
	Year ended 10/31/2010	21.51	.61	2.85	3.46
	Year ended 10/31/2009	20.14	.59	1.56	2.15
	Year ended 10/31/2008	31.21	.59	(9.74)	(9.15)
Class F-2:	Six months ended 4/30/2013[4,5]	28.27	.38	3.76	4.14
	Year ended 10/31/2012	25.41	.70	2.88	3.58
	Year ended 10/31/2011	24.38	.70	1.01	1.71
	Year ended 10/31/2010	21.57	.65	2.88	3.53
	Year ended 10/31/2009	20.20	.58	1.63	2.21
	Period from 8/5/2008 to 10/31/2008[4]	25.64	.12	(5.39)	(5.27)

24	American Mutual Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income to average net assets[3]
$(.37)	$—	$(.37)	$32.02	14.68%	$17,913	.62%[6]		.62%[6]		2.35%[6]
(.67)	—	(.67)	28.27	14.02	15,677	.63		.63		2.44
(.63)	—	(.63)	25.41	6.85	13,549	.62		.62		2.57
(.67)	—	(.67)	24.38	16.31	13,051	.63		.63		2.69
(.72)	(.06)	(.78)	21.57	11.27	11,862	.67		.66		3.05
(.64)	(1.29)	(1.93)	20.20	(30.85)	11,499	.60		.57		2.28
(.25)	—	(.25)	31.78	14.26	173	1.39	[6]	1.39	[6]	1.61	[6]
(.45)	—	(.45)	28.05	13.16	196	1.39		1.39		1.71
(.43)	—	(.43)	25.21	6.01	275	1.39		1.39		1.81
(.49)	—	(.49)	24.19	15.40	369	1.40		1.40		1.93
(.58)	(.06)	(.64)	21.41	10.45	426	1.45		1.44		2.29
(.43)	(1.29)	(1.72)	20.05	(31.37)	455	1.37		1.34		1.52
(.25)	—	(.25)	31.66	14.21	970	1.43	[6]	1.43	[6]	1.54	[6]
(.46)	—	(.46)	27.96	13.13	853	1.43		1.43		1.63
(.43)	—	(.43)	25.14	5.97	737	1.43		1.43		1.75
(.48)	—	(.48)	24.13	15.34	691	1.46		1.46		1.86
(.57)	(.06)	(.63)	21.36	10.39	610	1.48		1.47		2.24
(.42)	(1.29)	(1.71)	20.01	(31.40)	578	1.42		1.39		1.47
(.36)	—	(.36)	31.91	14.65	1,213	.68	[6]	.68	[6]	2.29	[6]
(.66)	—	(.66)	28.18	14.00	1,000	.67		.67		2.39
(.62)	—	(.62)	25.33	6.79	744	.66		.66		2.52
(.66)	—	(.66)	24.31	16.28	569	.67		.67		2.63
(.72)	(.06)	(.78)	21.51	11.31	403	.67		.67		3.03
(.63)	(1.29)	(1.92)	20.14	(30.89)	347	.64		.61		2.25
(.39)	—	(.39)	32.02	14.78	1,165	.44	[6]	.44	[6]	2.57	[6]
(.72)	—	(.72)	28.27	14.26	1,197	.43		.43		2.59
(.68)	—	(.68)	25.41	7.07	542	.42		.42		2.75
(.72)	—	(.72)	24.38	16.57	340	.41		.41		2.81
(.78)	(.06)	(.84)	21.57	11.58	130	.43		.43		2.86
(.17)	—	(.17)	20.20	(20.69)	7	.09		.08		.54

See page 29 for footnotes.

American Mutual Fund	25

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:	Six months ended 4/30/2013[4,5]	$28.22	$.33	$3.76	$4.09
	Year ended 10/31/2012	25.37	.63	2.86	3.49
	Year ended 10/31/2011	24.34	.63	1.01	1.64
	Year ended 10/31/2010	21.54	.60	2.85	3.45
	Year ended 10/31/2009	20.17	.57	1.57	2.14
	Year ended 10/31/2008	31.25	.57	(9.74)	(9.17)
Class 529-B:	Six months ended 4/30/2013[4,5]	28.13	.22	3.74	3.96
	Year ended 10/31/2012	25.28	.42	2.85	3.27
	Year ended 10/31/2011	24.25	.43	1.00	1.43
	Year ended 10/31/2010	21.46	.42	2.84	3.26
	Year ended 10/31/2009	20.10	.42	1.56	1.98
	Year ended 10/31/2008	31.14	.36	(9.71)	(9.35)
Class 529-C:	Six months ended 4/30/2013[4,5]	28.09	.21	3.75	3.96
	Year ended 10/31/2012	25.26	.42	2.84	3.26
	Year ended 10/31/2011	24.24	.43	1.00	1.43
	Year ended 10/31/2010	21.46	.41	2.84	3.25
	Year ended 10/31/2009	20.10	.42	1.56	1.98
	Year ended 10/31/2008	31.13	.36	(9.70)	(9.34)
Class 529-E:	Six months ended 4/30/2013[4,5]	28.13	.29	3.76	4.05
	Year ended 10/31/2012	25.29	.56	2.85	3.41
	Year ended 10/31/2011	24.27	.56	1.00	1.56
	Year ended 10/31/2010	21.48	.53	2.85	3.38
	Year ended 10/31/2009	20.12	.51	1.57	2.08
	Year ended 10/31/2008	31.17	.50	(9.72)	(9.22)
Class 529-F-1:	Six months ended 4/30/2013[4,5]	28.26	.36	3.77	4.13
	Year ended 10/31/2012	25.39	.69	2.88	3.57
	Year ended 10/31/2011	24.37	.68	1.01	1.69
	Year ended 10/31/2010	21.56	.65	2.86	3.51
	Year ended 10/31/2009	20.19	.61	1.57	2.18
	Year ended 10/31/2008	31.28	.63	(9.76)	(9.13)

26	American Mutual Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income to average net assets[3]
$(.35)	$—	$(.35)	$31.96	14.61%	$554	.72%[6]		.72%[6]		2.25%[6]
(.64)	—	(.64)	28.22	13.91	473	.72		.72		2.34
(.61)	—	(.61)	25.37	6.77	373	.70		.70		2.48
(.65)	—	(.65)	24.34	16.20	303	.71		.71		2.59
(.71)	(.06)	(.77)	21.54	11.22	228	.74		.74		2.95
(.62)	(1.29)	(1.91)	20.17	(30.93)	189	.69		.66		2.19
(.23)	—	(.23)	31.86	14.15	18	1.51	[6]	1.51	[6]	1.49	[6]
(.42)	—	(.42)	28.13	13.05	19	1.52		1.52		1.58
(.40)	—	(.40)	25.28	5.87	25	1.50		1.50		1.70
(.47)	—	(.47)	24.25	15.29	33	1.51		1.51		1.82
(.56)	(.06)	(.62)	21.46	10.31	34	1.55		1.55		2.16
(.40)	(1.29)	(1.69)	20.10	(31.47)	32	1.49		1.46		1.39
(.24)	—	(.24)	31.81	14.18	147	1.51	[6]	1.51	[6]	1.46	[6]
(.43)	—	(.43)	28.09	13.01	126	1.51		1.51		1.55
(.41)	—	(.41)	25.26	5.92	102	1.50		1.50		1.68
(.47)	—	(.47)	24.24	15.27	85	1.50		1.50		1.80
(.56)	(.06)	(.62)	21.46	10.33	65	1.54		1.54		2.15
(.40)	(1.29)	(1.69)	20.10	(31.45)	54	1.48		1.46		1.40
(.32)	—	(.32)	31.86	14.49	29	.97	[6]	.97	[6]	2.00	[6]
(.57)	—	(.57)	28.13	13.62	26	.98		.98		2.08
(.54)	—	(.54)	25.29	6.45	20	.98		.98		2.20
(.59)	—	(.59)	24.27	15.87	16	1.00		1.00		2.30
(.66)	(.06)	(.72)	21.48	10.88	12	1.04		1.03		2.66
(.54)	(1.29)	(1.83)	20.12	(31.11)	10	.97		.95		1.91
(.39)	—	(.39)	32.00	14.72	39	.50	[6]	.50	[6]	2.46	[6]
(.70)	—	(.70)	28.26	14.21	32	.51		.51		2.54
(.67)	—	(.67)	25.39	6.96	22	.49		.49		2.67
(.70)	—	(.70)	24.37	16.47	13	.50		.50		2.79
(.75)	(.06)	(.81)	21.56	11.44	9	.54		.53		3.14
(.67)	(1.29)	(1.96)	20.19	(30.78)	6	.47		.45		2.41

See page 29 for footnotes.

American Mutual Fund	27

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-1:	Six months ended 4/30/2013[4,5]	$28.04	$.22	$3.74	$3.96
	Year ended 10/31/2012	25.22	.43	2.86	3.29
	Year ended 10/31/2011	24.21	.44	1.00	1.44
	Year ended 10/31/2010	21.43	.42	2.85	3.27
	Year ended 10/31/2009	20.07	.43	1.57	2.00
	Year ended 10/31/2008	31.10	.38	(9.70)	(9.32)
Class R-2:	Six months ended 4/30/2013[4,5]	28.02	.23	3.73	3.96
	Year ended 10/31/2012	25.19	.44	2.84	3.28
	Year ended 10/31/2011	24.18	.44	.99	1.43
	Year ended 10/31/2010	21.40	.42	2.83	3.25
	Year ended 10/31/2009	20.05	.40	1.56	1.96
	Year ended 10/31/2008	31.06	.36	(9.69)	(9.33)
Class R-3:	Six months ended 4/30/2013[4,5]	28.10	.29	3.75	4.04
	Year ended 10/31/2012	25.26	.56	2.86	3.42
	Year ended 10/31/2011	24.25	.56	1.00	1.56
	Year ended 10/31/2010	21.46	.53	2.85	3.38
	Year ended 10/31/2009	20.10	.51	1.57	2.08
	Year ended 10/31/2008	31.14	.50	(9.71)	(9.21)
Class R-4:	Six months ended 4/30/2013[4,5]	28.20	.34	3.77	4.11
	Year ended 10/31/2012	25.35	.64	2.87	3.51
	Year ended 10/31/2011	24.32	.64	1.01	1.65
	Year ended 10/31/2010	21.53	.60	2.85	3.45
	Year ended 10/31/2009	20.16	.57	1.58	2.15
	Year ended 10/31/2008	31.23	.58	(9.74)	(9.16)
Class R-5:	Six months ended 4/30/2013[4,5]	28.27	.38	3.78	4.16
	Year ended 10/31/2012	25.41	.73	2.87	3.60
	Year ended 10/31/2011	24.38	.72	1.00	1.72
	Year ended 10/31/2010	21.57	.67	2.87	3.54
	Year ended 10/31/2009	20.20	.65	1.55	2.20
	Year ended 10/31/2008	31.29	.65	(9.75)	(9.10)
Class R-6:	Six months ended 4/30/2013[4,5]	28.28	.38	3.78	4.16
	Year ended 10/31/2012	25.41	.74	2.88	3.62
	Year ended 10/31/2011	24.39	.73	1.00	1.73
	Year ended 10/31/2010	21.58	.68	2.87	3.55
	Six months ended 10/31/2009[4]	18.74	.31	2.86	3.17

	Six months ended April 30, 2013[4,5]
		Year ended October 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	11%	22%	23%	20%	27%	23%

28	American Mutual Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income to average net assets[3]
$(.25)	$—	$(.25)	$31.75	14.19%	$62	1.46%[6]		1.46%[6]		1.52%[6]
(.47)	—	(.47)	28.04	13.12	58	1.43		1.43		1.61
(.43)	—	(.43)	25.22	5.96	35	1.43		1.43		1.75
(.49)	—	(.49)	24.21	15.38	29	1.45		1.45		1.84
(.58)	(.06)	(.64)	21.43	10.43	17	1.48		1.47		2.22
(.42)	(1.29)	(1.71)	20.07	(31.41)	13	1.41		1.38		1.47
(.25)	—	(.25)	31.73	14.23	225	1.41	[6]	1.41	[6]	1.56	[6]
(.45)	—	(.45)	28.02	13.13	195	1.43		1.43		1.63
(.42)	—	(.42)	25.19	5.94	167	1.45		1.45		1.73
(.47)	—	(.47)	24.18	15.32	153	1.48		1.48		1.83
(.55)	(.06)	(.61)	21.40	10.22	132	1.62		1.62		2.08
(.39)	(1.29)	(1.68)	20.05	(31.47)	110	1.51		1.48		1.37
(.32)	—	(.32)	31.82	14.51	604	.97	[6]	.97	[6]	2.00	[6]
(.58)	—	(.58)	28.10	13.64	518	.97		.97		2.09
(.55)	—	(.55)	25.26	6.43	410	.97		.97		2.21
(.59)	—	(.59)	24.25	15.90	307	.99		.99		2.29
(.66)	(.06)	(.72)	21.46	10.89	181	1.03		1.03		2.66
(.54)	(1.29)	(1.83)	20.10	(31.10)	149	.96		.94		1.92
(.37)	—	(.37)	31.94	14.66	660	.66	[6]	.66	[6]	2.29	[6]
(.66)	—	(.66)	28.20	13.98	487	.66		.66		2.37
(.62)	—	(.62)	25.35	6.81	272	.67		.67		2.50
(.66)	—	(.66)	24.32	16.21	189	.68		.68		2.58
(.72)	(.06)	(.78)	21.53	11.26	75	.71		.71		2.96
(.62)	(1.29)	(1.91)	20.16	(30.90)	54	.66		.64		2.21
(.41)	—	(.41)	32.02	14.82	385	.36	[6]	.36	[6]	2.60	[6]
(.74)	—	(.74)	28.27	14.31	311	.37		.37		2.69
(.69)	—	(.69)	25.41	7.11	255	.37		.37		2.81
(.73)	—	(.73)	24.38	16.59	195	.38		.38		2.90
(.77)	(.06)	(.83)	21.57	11.55	108	.40		.39		3.47
(.70)	(1.29)	(1.99)	20.20	(30.69)	279	.36		.34		2.52
(.41)	—	(.41)	32.03	14.85	3,329	.32	[6]	.32	[6]	2.56	[6]
(.75)	—	(.75)	28.28	14.40	1,526	.32		.32		2.73
(.71)	—	(.71)	25.41	7.12	1,038	.32		.32		2.86
(.74)	—	(.74)	24.39	16.64	784	.33		.33		2.92
(.33)	—	(.33)	21.58	16.99	358	.36	[6]	.36	[6]	3.03	[6]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.

See Notes to Financial Statements

American Mutual Fund	29

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2012, through April 30, 2013).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

30	American Mutual Fund

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11/1/2012	Ending account value 4/30/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,146.76	$3.30	.62%
Class A — assumed 5% return	1,000.00	1,021.72	3.11	.62
Class B — actual return	1,000.00	1,142.65	7.38	1.39
Class B — assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class C — actual return	1,000.00	1,142.13	7.60	1.43
Class C — assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class F-1 — actual return	1,000.00	1,146.53	3.62	.68
Class F-1 — assumed 5% return	1,000.00	1,021.42	3.41	.68
Class F-2 — actual return	1,000.00	1,147.76	2.34	.44
Class F-2 — assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 529-A — actual return	1,000.00	1,146.15	3.83	.72
Class 529-A — assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 529-B — actual return	1,000.00	1,141.51	8.02	1.51
Class 529-B — assumed 5% return	1,000.00	1,017.31	7.55	1.51
Class 529-C — actual return	1,000.00	1,141.79	8.02	1.51
Class 529-C — assumed 5% return	1,000.00	1,017.31	7.55	1.51
Class 529-E — actual return	1,000.00	1,144.86	5.16	.97
Class 529-E — assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 529-F-1 — actual return	1,000.00	1,147.20	2.66	.50
Class 529-F-1 — assumed 5% return	1,000.00	1,022.32	2.51	.50
Class R-1 — actual return	1,000.00	1,141.86	7.75	1.46
Class R-1 — assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class R-2 — actual return	1,000.00	1,142.28	7.49	1.41
Class R-2 — assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class R-3 — actual return	1,000.00	1,145.05	5.16	.97
Class R-3 — assumed 5% return	1,000.00	1,019.98	4.86	.97
Class R-4 — actual return	1,000.00	1,146.65	3.51	.66
Class R-4 — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class R-5 — actual return	1,000.00	1,148.24	1.92	.36
Class R-5 — assumed 5% return	1,000.00	1,023.01	1.81	.36
Class R-6 — actual return	1,000.00	1,148.50	1.70	.32
Class R-6 — assumed 5% return	1,000.00	1,023.21	1.61	.32

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Mutual Fund	31

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2014. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its three balanced objectives: current income, growth of capital and conservation of principal. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indexes, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

32	American Mutual Fund

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the

American Mutual Fund	33

5. Adviser financial information (continued)

committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

34	American Mutual Fund

Other share class results	unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2013 (the most recent calendar quarter-end):

	1 year	5 years	10 years/ Life of class[1]
Class B shares[2]
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	9.80%	5.54%	7.97%
Not reflecting CDSC	14.80	5.86	7.97

Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	13.74	5.82	7.75
Not reflecting CDSC	14.74	5.82	7.75

Class F-1 shares[3]
Not reflecting annual asset-based fee charged by sponsoring firm	15.60	6.65	8.59

Class F-2 shares[3] — first sold 8/5/08
Not reflecting annual asset-based fee charged by sponsoring firm	15.85	—	7.68

Class 529-A shares[4]
Reflecting 5.75% maximum sales charge	8.92	5.34	7.91
Not reflecting maximum sales charge	15.55	6.59	8.55

Class 529-B shares[2,4]
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	9.64	5.42	7.83
Not reflecting CDSC	14.64	5.75	7.83

Class 529-C shares[4]
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	13.62	5.75	7.66
Not reflecting CDSC	14.62	5.75	7.66

Class 529-E shares[3,4]	15.28	6.30	8.22

Class 529-F-1 shares[3,4]
Not reflecting annual asset-based fee charged by sponsoring firm	15.78	6.82	8.70

[1]	Applicable to Class F-2 shares only. All other share classes reflect 10-year results.
[2]	These shares are not available for purchase.
[3]	These shares are sold without any initial or contingent deferred sales charge.
[4]	Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

American Mutual Fund	35

Offices

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	American Mutual Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2013, portfolio of American Mutual Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Mutual Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Mutual Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2012.
[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives
¢	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®
¢	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM
¢	Equity-income funds
Capital Income Builder®
The Income Fund of America®
¢	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM
¢	Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®
¢	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
¢	Money market fund
American Funds Money Market Fund®
¢	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM
¢	American Funds Target Date Retirement Series®
¢	American Funds College Target Date SeriesSM

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Mutual Fund® Investment Portfolio April 30, 2013

unaudited

Common stocks 89.86%
		Value
Energy 6.64%	Shares	(000)

Apache Corp.	1,873,400	$ 138,407
Baker Hughes Inc.	480,825	21,825
BP PLC (ADR)	4,740,000	206,664
Chevron Corp.	3,908,911	476,926
ConocoPhillips	3,317,900	200,567
Devon Energy Corp.	1,400,000	77,084
Diamond Offshore Drilling, Inc.	728,941	50,370
EnCana Corp.	3,161,700	58,333
EOG Resources, Inc.	537,600	65,135
Royal Dutch Shell PLC, Class A (ADR)	2,924,700	198,792
Royal Dutch Shell PLC, Class B (ADR)	1,172,000	81,794
Schlumberger Ltd.	2,328,730	173,327
Spectra Energy Corp	2,430,500	76,634
		1,825,858
Materials 3.92%

Air Products and Chemicals, Inc.	1,330,000	115,657
CRH PLC (ADR)	1,089,059	23,425
Dow Chemical Co.	13,196,400	447,490
E.I. du Pont de Nemours and Co.	690,000	37,612
International Flavors & Fragrances Inc.	510,000	39,367
MeadWestvaco Corp.	5,170,444	178,277
Praxair, Inc.	2,065,624	236,101
		1,077,929
Industrials 14.56%

3M Co.	1,825,000	191,096
CSX Corp.	11,869,000	291,859
Dover Corp.	1,800,000	124,164
Eaton Corp. PLC	1,895,000	116,372
Emerson Electric Co.	6,225,000	345,550
General Dynamics Corp.	4,083,000	301,979
General Electric Co.	10,860,000	242,069
Illinois Tool Works Inc.	850,000	54,876
Lockheed Martin Corp.	1,445,000	143,185
Norfolk Southern Corp.	2,151,000	166,530
PACCAR Inc	500,000	24,890
Pentair Ltd.	800,000	43,480
Pitney Bowes Inc.	2,352,300	32,156
Precision Castparts Corp.	314,000	60,065
Republic Services, Inc.	5,217,000	177,795
Rockwell Automation	1,693,800	143,600
Siemens AG (ADR)	125,000	13,064
Snap-on Inc.	750,000	64,650
Southwest Airlines Co.	450,000	6,165
Common stocks
		Value
Industrials (continued)	Shares	(000)

Union Pacific Corp.	1,879,300	$ 278,061
United Parcel Service, Inc., Class B	4,692,300	402,787
United Technologies Corp.	4,147,274	378,605
Waste Management, Inc.	9,740,700	399,174
		4,002,172
Consumer discretionary 12.68%

Carnival Corp., units	5,405,000	186,527
Comcast Corp., Class A	7,937,400	327,815
Comcast Corp., Class A, special nonvoting shares	1,500,000	58,935
Darden Restaurants, Inc.	6,349,500	327,825
Garmin Ltd.	1,607,172	56,380
Harley-Davidson, Inc.	976,341	53,357
Home Depot, Inc.	11,050,000	810,517
Johnson Controls, Inc.	6,026,320	210,981
Magna International Inc.	1,765,200	106,212
Mattel, Inc.	7,951,797	363,079
McDonald's Corp.	260,000	26,556
News Corp., Class A	1,220,544	37,800
Nordstrom, Inc.	324,099	18,341
Time Warner Cable Inc.	2,874,002	269,840
Time Warner Inc.	4,696,325	280,746
Williams-Sonoma, Inc.	4,715,000	253,101
YUM! Brands, Inc.	1,440,819	98,149
		3,486,161
Consumer staples 5.39%

Avon Products, Inc.	1,205,000	27,908
Coca-Cola Co.	1,700,000	71,961
Colgate-Palmolive Co.	565,000	67,467
ConAgra Foods, Inc.	950,000	33,601
CVS/Caremark Corp.	1,045,000	60,798
General Mills, Inc.	1,500,000	75,630
Kellogg Co.	3,175,488	206,534
Kimberly-Clark Corp.	2,140,000	220,826
Kraft Foods Group, Inc.	3,829,766	197,195
Mondelez International, Inc.	10,823,300	340,393
PepsiCo, Inc.	2,159,709	178,111
		1,480,424
Health care 13.23%

Abbott Laboratories	3,863,000	142,622
AbbVie Inc.	17,917,000	825,078
Aetna Inc.	1,390,000	79,841
Amgen Inc.	8,810,748	918,168
Bristol-Myers Squibb Co.	7,000,000	278,040
Cardinal Health, Inc.	1,560,000	68,983
Eli Lilly and Co.	800,000	44,304
Johnson & Johnson	2,745,000	233,956
Medtronic, Inc.	1,100,000	51,348
Merck & Co., Inc.	5,452,185	256,253
Novartis AG (ADR)	3,014,000	222,313
Pfizer Inc.	8,210,000	238,665
Common stocks
		Value
Health care (continued)	Shares	(000)

St. Jude Medical, Inc.	1,030,000	$ 42,457
Stryker Corp.	1,724,995	113,125
UnitedHealth Group Inc.	2,030,000	121,658
		3,636,811
Financials 7.16%

Aon PLC, Class A	2,030,000	122,511
Arthur J. Gallagher & Co.	5,110,048	216,922
Bank of New York Mellon Corp.	3,141,400	88,650
Bank of Nova Scotia	960,000	55,334
Hudson City Bancorp, Inc.	1,696,000	14,094
JPMorgan Chase & Co.	3,025,000	148,255
Marsh & McLennan Companies, Inc.	3,508,394	133,354
McGraw-Hill Companies, Inc.	321,643	17,404
NYSE Euronext	7,691,805	298,519
Old Republic International Corp.	7,528,800	101,639
PNC Financial Services Group, Inc.	625,000	42,425
Principal Financial Group, Inc.	7,567,000	273,169
State Street Corp.	1,679,700	98,212
Toronto-Dominion Bank	429,000	35,135
U.S. Bancorp	2,015,000	67,059
Wells Fargo & Co.	2,790,000	105,964
Willis Group Holdings PLC	3,725,419	147,825
		1,966,471
Information technology 8.87%

Analog Devices, Inc.	1,622,500	71,374
Automatic Data Processing, Inc.	2,000,000	134,680
Google Inc., Class A1	50,400	41,558
Hewlett-Packard Co.	1,850,000	38,110
Intel Corp.	4,200,000	100,590
International Business Machines Corp.	550,000	111,397
KLA-Tencor Corp.	1,322,000	71,719
Linear Technology Corp.	2,900,000	105,850
Maxim Integrated Products, Inc.	9,466,400	292,796
Microsoft Corp.	18,883,598	625,047
Oracle Corp.	6,923,000	226,936
Paychex, Inc.	1,000,000	36,410
QUALCOMM Inc.	288,000	17,746
Texas Instruments Inc.	14,873,811	538,581
Xilinx, Inc.	688,400	26,097
		2,438,891
Telecommunication services 5.12%

AT&T Inc.	8,093,900	303,198
BCE Inc.	1,862,600	87,281
Verizon Communications Inc.	18,873,900	1,017,492
		1,407,971
Utilities 7.35%

Ameren Corp.	1,660,000	60,175
American Electric Power Co., Inc.	1,435,000	73,802
Dominion Resources, Inc.	2,360,000	145,565
Common stocks
		Value
Utilities (continued)	Shares	(000)

DTE Energy Co.	750,000	$ 54,660
Duke Energy Corp.	5,046,180	379,473
Exelon Corp.	5,158,720	193,503
FirstEnergy Corp.	8,288,918	386,263
PG&E Corp.	7,640,000	370,082
PPL Corp.	1,000,000	33,380
Public Service Enterprise Group Inc.	2,100,000	76,881
Questar Corp.	420,000	10,664
Southern Co.	2,000,000	96,460
Xcel Energy Inc.	4,365,000	138,763
		2,019,671
Miscellaneous 4.94%

Other common stocks in initial period of acquisition		1,357,444
Total common stocks (cost: $17,993,984,000)		24,699,803
Preferred stocks 0.04%

Financials 0.04%

U.S. Bancorp, Series F, 6.50% noncumulative depositary shares	387,000	11,595
Total preferred stocks (cost: $10,004,000)		11,595
Convertible securities 0.13%

Utilities 0.13%

PPL Corp. 9.50% convertible preferred 2013, units	600,000	35,070
Total convertible securities (cost: $30,949,000)		35,070
Bonds & notes 2.07%
	Principal amount
Energy 0.02%	(000)

Enbridge Energy Partners, LP 5.35% 2014	$ 5,075	5,429

Consumer discretionary 0.31%

Staples, Inc. 9.75% 2014	81,450	86,565

Financials 1.41%

Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)[2]	1,665	1,903
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)[2]	1,665	1,909
Citigroup Inc. 6.125% 2017	5,000	5,952
ERP Operating LP 5.125% 2016	2,400	2,677
ERP Operating LP 5.375% 2016	6,455	7,336
ERP Operating LP 5.75% 2017	39,855	46,852
ERP Operating LP 6.584% 2015	3,500	3,893
ERP Operating LP 7.125% 2017	5,000	6,015
JPMorgan Chase & Co. 4.75% 2013	5,000	5,000
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[2]	123,654	144,214
MetLife Global Funding I 5.125% 2014[3]	3,000	3,153
Bonds & notes
	Principal amount	Value
Financials (continued)	(000)	(000)

UDR, Inc., Series A, 5.25% 2015	$ 5,000	$ 5,332
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[2]	131,826	153,000
		387,236
Telecommunication services 0.09%

Verizon Communications Inc. 5.55% 2014	5,000	5,177
Verizon Communications Inc. 8.50% 2018	15,000	20,129
		25,306
Utilities 0.09%

FPL Group Capital, Inc. 7.875% 2015	20,000	23,465

Mortgage-backed obligations[4] 0.05%

Fannie Mae 4.00% 2024	6,200	6,622
Fannie Mae 4.50% 2024	6,030	6,466
		13,088
Federal agency bonds & notes 0.10%

Fannie Mae 2.50% 2014	25,775	26,378
Total bonds & notes (cost: $481,381,000)		567,467

Short-term securities 7.41%

Abbott Laboratories 0.11%–0.13% due 6/10–6/25/2013[3]	81,900	81,887
Chariot Funding, LLC 0.12%–0.18% due 5/9–6/26/2013[3]	24,900	24,898
Chevron Corp. 0.11% due 6/3/2013[3]	29,700	29,697
Coca-Cola Co. 0.12% due 5/23–7/19/2013[3]	76,700	76,691
Fannie Mae 0.075%–0.145% due 7/1–10/1/2013	446,400	446,297
Federal Farm Credit Banks 0.16%–0.17% due 6/4–10/10/2013	76,300	76,276
Federal Home Loan Bank 0.082%–0.17% due 5/3–10/9/2013	358,480	358,428
Freddie Mac 0.10%–0.16% due 6/24/2013–1/14/2014	137,800	137,768
John Deere Credit Ltd. 0.12% due 5/24/2013[3]	12,900	12,899
Jupiter Securitization Co., LLC 0.17%–0.19% due 5/3–5/28/2013[3]	59,500	59,495
Merck & Co. Inc. 0.10% due 6/17/2013[3]	96,700	96,687
National Rural Utilities Cooperative Finance Corp. 0.12%–0.14% due 5/2–6/4/2013	124,400	124,394
NetJets Inc. 0.03% due 5/1/2013[3]	24,400	24,400
Paccar Financial Corp. 0.09% due 5/28/2013	10,700	10,699
Private Export Funding Corp. 0.14% due 5/14/2013[3]	45,000	44,997
Procter & Gamble Co. 0.14% due 6/10/2013[3]	30,000	29,996
Regents of the University of California 0.13% due 5/21/2013	25,800	25,798
U.S. Treasury Bills 0.105%–0.195% due 7/18–8/22/2013	210,400	210,370
Walt Disney Co. 0.10% due 6/21/2013[3]	50,000	49,987
Wells Fargo & Co. 0.13%–0.17% due 5/15–6/6/2013	115,300	115,285
Total short-term securities (cost: $2,036,788,000)		2,036,949
Total investment securities (cost: $20,553,106,000)		27,350,884
Other assets less liabilities		135,220
Net assets		$27,486,104

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.

2 Coupon rate may change periodically.

3 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $534,787,000 which represented 1.95% of the net assets of the fund.

4 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-003-0613O-S32821

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By /s/ Paul F. Roye
Paul F. Roye, President and Principal Executive Officer

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, President and Principal Executive Officer

Date: June 28, 2013

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: June 28, 2013